Market Vectors Saudi Arabia ETF
Market Vectors Saudi Arabia ETF
Investment Objective

Market Vectors Saudi Arabia ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Saudi Arabia Index (the “Index”).

Fund Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Market Vectors Saudi Arabia ETF Market Vectors Saudi Arabia ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Market Vectors Saudi Arabia ETF Market Vectors Saudi Arabia ETF
Management Fee		0.50%
Other Expenses	[1]	0.43%
Total Annual Fund Operating Expenses	[2]	0.93%
Fee Waivers and Expense Reimbursement	[2]	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.92%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.92% of the Fund's average daily net assets per year until at least May 1, 2017. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Market Vectors Saudi Arabia ETF Market Vectors Saudi Arabia ETF USD ($)
1	$ 94
3	$ 295

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Principal Investment Strategies

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of securities of Saudi Arabian companies. A company is considered to be a Saudi Arabian company if it is incorporated in Saudi Arabia or is incorporated outside of Saudi Arabia but generates at least 50% of its revenues (or, in certain circumstances, has at least 50% of its assets) in Saudi Arabia. Such companies may include small- and medium-capitalization companies. As of May 25, 2015, the Index included 56 securities of companies with a market capitalization range of approximately $1.1 billion to $82.3 billion and a weighted average market capitalization of $21.7 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index.

The market for shares of Saudi Arabian companies listed on Saudi exchanges is made available to domestic investors and certain foreign investors, including those who are registered with the Capital Market Authority (“CMA”) as a qualified foreign investor (“QFI”). A QFI may only invest in listed shares of Saudi Arabian issuers on behalf of a client if the client has been approved by the CMA. The Adviser is registered with the CMA as a QFI and Market Vectors ETF Trust (the “Trust”) has been approved by the CMA as a QFI client. The Adviser, on behalf of the Fund, intends to invest directly in listed shares of Saudi Arabian issuers.

The Fund may also utilize convertible securities and depositary receipts to seek performance that corresponds to the Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of May 25, 2015, the Index was concentrated in the financial services and the basic materials sectors.

Principal Risks of Investing in the Fund

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Special Risk Considerations for Investing in Saudi Arabian Issuers. The Fund invests its assets in securities of Saudi Arabian issuers. Investment in securities of Saudi Arabian issuers, including issuers located outside of Saudi Arabia that generate significant revenues in Saudi Arabia, involves special considerations not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in Saudi Arabia are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. In addition, commodities (such as petroleum and petroleum products) represent a significant percentage of Saudi Arabia’s exports and the Saudi Arabian economy may be particularly sensitive to fluctuations in commodity prices. Recently, the price of oil has declined significantly and experienced significant volatility, which may adversely impact the Saudi Arabian economy.

The securities markets in Saudi Arabia may not be as developed as those in other countries and have historically severely limited foreign investment and may do so in the future. As a result, securities markets in Saudi Arabia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Shares of certain Saudi Arabian companies tend to trade less frequently than those of companies on exchanges in more developed markets. Such infrequent trading may adversely affect the pricing of these securities and the Fund’s ability to sell these securities in the future. Additionally, because Saudi Arabian stock exchanges on which the Fund’s portfolio securities may trade are open when NYSE Arca, Inc. (“NYSE Arca”) is closed (normally Saturday to Wednesday) and are closed on days when NYSE Arca is open, the Fund may be subject to heightened risk associated with market movements. Moreover, restrictions on trading on securities markets in Saudi Arabia may require the suspension of trading of certain securities at various times.

The infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in Saudi Arabia as is the case in certain more developed markets. Because the process of purchasing securities in Saudi Arabia requires that payment to the local broker occur prior to receipt of securities, failure of the broker to deliver the securities will adversely affect the Fund. Current regulations in Saudi Arabian markets may require the Fund to execute trades of securities through a single broker. As a result, the Adviser will have less flexibility to choose among brokers on behalf of the Fund than is typically the case for investment managers.

The Fund’s assets that are invested in equity securities of issuers in Saudi Arabia will generally be denominated in Saudi riyal, and the income received by the Fund from these investments will be principally in Saudi riyal. The value of Saudi riyal may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by Saudi Arabia, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The Saudi Arabian economy can be significantly affected by currency devaluations. Saudi Arabia has a managed currency, which is maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.

Saudi Arabia has less developed custody and settlement practices than certain developed countries. Banks in Saudi Arabia that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in Saudi Arabia there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in Saudi Arabia may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under Saudi Arabian laws, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in Saudi Arabia also have a higher risk of failed trades and back to back settlements may not be possible.

Risk of the Fund’s Principal Investment Strategy. In seeking to track the Index, the Adviser, on behalf of the Fund, intends to primarily invest in listed shares of Saudi Arabian issuers. The suspension or revocation of the Adviser’s QFI registration or the withdrawal of the approval of the Trust as an approved QFI client may occur if, among other things, the Adviser and/or the Trust fail to observe CMA and other applicable Saudi regulations. The Fund cannot predict what would occur if the Adviser’s QFI registration or the Trust’s approval as a QFI client is suspended or revoked, although such an occurrence would likely have a material adverse effect on the Fund, including the requirement that the Adviser on behalf of the Fund dispose of certain or all of its Saudi-listed shares. Therefore, any such suspension or revocation may have a material adverse effect on the ability of the Fund to achieve its investment objective. If the Fund is unable to obtain sufficient exposure to the performance of the Index, the Fund, subject to any necessary regulatory relief, could, among other things, as a defensive measure limit or suspend creations until the Adviser determines that the requisite exposure to Saudi-listed shares is obtainable. The Fund may also invest in instruments, such as derivatives, or other investment companies whose return in based on the return of Saudi-listed shares rather than investing directly in Saudi-listed shares. During the period that creations are suspended, the Fund could trade at a significant premium or discount to its net asset value (“NAV”) and could experience substantial redemptions. Alternatively, the Fund could change its investment objective by, for example, seeking to track an alternative index focused on Saudi-related securities or other appropriate investments, or decide to liquidate the Fund.

The Saudi Arabian government may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Saudi Arabia. Currently, each QFI, together with its affiliates, or each approved QFI client (i.e., the Trust) and its affiliates may own a maximum of 5% of the issued shares of any issuer whose shares are listed on a Saudi Arabian exchange. All foreign investors, whether residents or non-residents of Saudi Arabia, in aggregate may own a maximum of 49% of the issued shares of any issuer, including interests under swaps, whose shares are listed on a Saudi Arabian exchange. In addition, the maximum proportion of the issued shares of any particular issuer whose shares are listed on a Saudi Arabian exchange that may be owned by QFIs and approved QFI clients is 20%. Moreover, the maximum proportion of the issued shares of all issuers whose shares are listed on a Saudi Arabian exchange that may be owned by QFIs and approved QFI clients is 10% by market value, including any interests under swaps. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in Saudi Arabia. Moreover, the Saudi Arabian government may require additional governmental approval or special licenses prior to investments by foreign investors and limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of those countries and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in Saudi Arabia significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Foreign Currency Risk. Because the Fund’s assets may be invested in securities denominated in foreign currencies, the income received by the Fund from these investments will generally be in foreign currencies. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, investors’ expectations concerning inflation and interest rates, the emerging market country’s debt levels and trade deficit, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system could lead to sudden and large adjustments in the currency, which in turn, can have a negative effect on the Fund and its investments.

Risk of Investing in Frontier Market Issuers. Saudi Arabia is considered to be a “frontier market.” Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in frontier market countries are magnified. Investments in securities of frontier market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, liquidity issues and limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Risk of Investing in the Financial Services Sector. To the extent that the Index continues to be concentrated in the financial services sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financial services sector perceived as benefitting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions. Recent developments in the credit markets may cause companies operating in the financial services sector to incur large losses, experience declines in the value of their assets and even cease operations.

Risk of Investing in the Basic Materials Sector. To the extent that the Index continues to be concentrated in the basic materials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Risk of Investing in Medium-Capitalization Companies. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risk of Cash Transactions. Unlike other exchange-traded funds (“ETFs”), the Fund expects to effect its creations and redemptions principally for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index and raising cash to meet redemptions or deploying cash with newly created Creation Units (defined herein). The Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index. In addition, the Fund may not be able to invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions or limitations imposed by the government of Saudi Arabia, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk. The Fund will be required to remit Saudi riyal to settle purchases and repatriate Saudi riyal to U.S. dollars to settle redemption orders. In the event such remittance is delayed or disrupted, the Fund will not be able to fully replicate the Index by investing in the relevant securities held by the Index, which may lead to increased tracking error, and may need to rely on borrowings to meet redemptions, which may lead to increased expenses. Because the Index is priced in the Saudi riyal and the Fund is priced in U.S. dollars, the ability of the Fund to track the Index is in part subject to foreign exchange fluctuations as between the U.S. dollar and the Saudi riyal. The Fund may underperform the Index when the value of the U.S. dollar increases relative to the value of the Saudi riyal. The imposition of withholding tax by Saudi regulators on companies listed in Saudi Arabia or non-residents of Saudi Arabia, such as the Fund, may increase the Fund’s tracking error. For tax efficiency purposes, the Fund may sell certain securities to realize losses causing it to deviate from the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Index continues to be concentrated in the financial services and basic materials sectors; the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.marketvectorsetfs.com.